Financial instruments - additional disclosures (Details 13)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Customers with net sales over five percent	The Group’s largest, second-largest and third-largest customers account for approximately 23%, 17% and 10% of net sales, respectively (2018: 18%, 14% and 8%, respectively; 2017: 19%, 14% and 7%, respectively). All segments had sales to these customers in 2019, 2018 and 2017. No other customer accounted for 6% or more of net sales in any year. The highest amounts of trade receivables outstanding were for these same three customers and amounted to 14%, 12% and 7%, respectively, of the trade receivables at December 31, 2019 (2018: 12%, 10% and 6%, respectively).
Largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	23.00%	18.00%	19.00%
Percentage of entitys trade receivable	14.00%	12.00%
Second largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	17.00%	14.00%	14.00%
Percentage of entitys trade receivable	12.00%	10.00%
Third largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	8.00%	7.00%
Percentage of entitys trade receivable	7.00%	6.00%